Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue [abstract]
Deferred revenue from associate	€ 634	€ 1,461	€ 2,849	€ 5,337